SCHEDULE OF DEFERRED REVENUE (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenue from Contract with Customer [Abstract]
Current	$ 1,510,827	$ 1,035,185	$ 1,478,430
Non-current	1,071,761	573,411	39,733
Deferred revenue	$ 2,582,588	$ 1,608,596	$ 1,518,163	$ 953,546